SHARE-BASED PAYMENTS (Details Narrative) R$ / shares in Units, shares in Thousands, R$ in Millions	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2022 BRL (R$) shares R$ / shares	Dec. 31, 2021 BRL (R$) shares R$ / shares	Dec. 31, 2020 BRL (R$) shares R$ / shares	Dec. 31, 2022 shares R$ / shares	Dec. 31, 2022 shares R$ / shares
IfrsStatementLineItems [Line Items]
Option life, share options granted			5
Weighted average remaining contractual life of outstanding share options (Year)	4 years 3 months 14 days			6 years 8 months 12 days	6 years 5 months 4 days
Number of share options outstanding in share-based payment arrangement at end of period | shares	99,717	113,760	127,265	99,717	99,717
Number of share options vested in share-based payment arrangement | shares	63,850	59,250	36,459
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | R$ / shares		R$ 17.87	R$ 15.23
Expense from share-based payment transactions with employees | R$	R$ 311.6	R$ 391.5	R$ 223.1
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise prices of the outstanding options | R$ / shares	R$ 15.95	R$ 15.95	R$ 11.972	R$ 15.95	R$ 15.95
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise prices of the outstanding options | R$ / shares	R$ 39.04	R$ 45.97	R$ 43.95	R$ 39.04	R$ 39.04
Grant one [member]
IfrsStatementLineItems [Line Items]
Profit allocation, share-based payments, allocation option one	30.00%
Profit allocation, share-based payments, allocation option two	40.00%
Profit allocation, share-based payments, allocation option three	60.00%
Profit allocation, share-based payments, allocation option four	100.00%
Option life, share options granted	5
Grant two [member]
IfrsStatementLineItems [Line Items]
Option life, share options granted	5
Grant three [member]
IfrsStatementLineItems [Line Items]
Profit allocation, share-based payments, allocation option one	20.00%
Profit allocation, share-based payments, allocation option two	30.00%
Profit allocation, share-based payments, allocation option three	50.00%
Profit allocation, share-based payments, allocation option four	100.00%
Deferred stock units of Grant One [member]
IfrsStatementLineItems [Line Items]
Number of other new equity instruments introduced in share-based payment arrangement	44,000	110,000	153,000
Fair value of other equity instruments granted in share-based payment arrangement | R$	R$ 0.6	R$ 1.7	R$ 2.4
Restricted shares [member]
IfrsStatementLineItems [Line Items]
Number of other new equity instruments introduced in share-based payment arrangement	49,328,000	20,629,000	21,066,000
Restricted shares under the share-based plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of other equity instruments granted in share-based payment arrangement | R$	R$ 766.6	R$ 325.7	R$ 315.4